Revenue	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Revenue
2    Revenue
Revenue by segment and asset

	2020	2019	2018
	US$M	US$M	US$M
Australia Production Unit	361	507	568
Bass Strait	1,102	1,237	1,285
North West Shelf	1,076	1,657	1,400
Atlantis	561	979	833
Shenzi	277	540	576
Mad Dog	216	319	229
Trinidad/Tobago	191	287	161
Algeria	159	258	234
Third party products	39	10	12
Other	88	136	110

Total Petroleum (1)	4,070	5,930	5,408

Escondida	6,719	6,876	8,346
Pampa Norte	1,395	1,502	1,831
Olympic Dam	1,463	1,351	1,255
Third party products	1,089	1,109	1,349

Total Copper (2)	10,666	10,838	12,781

Western Australia Iron Ore	20,663	17,066	14,596
Third party products	15	32	54
Other	119	157	160

Total Iron Ore	20,797	17,255	14,810

Queensland Coal	5,357	7,679	7,388
New South Wales Energy Coal	885	1,421	1,499
Third party products	–	19	2
Other	–	2	–

Total Coal (3)	6,242	9,121	8,889

Group and unallocated items (4)	1,219	1,225	1,329
Inter-segment adjustment	(63)	(81)	(88)

Total revenue	42,931	44,288	43,129

(1)
Total Petroleum revenue includes: crude oil US$2,033 million (2019: US$3,171 million; 2018: US$2,933 million), natural gas US$980 million (2019: US$1,259 million; 2018: US$1,124 million), LNG US$774 million (2019: US$1,179 million; 2018: US$920 million), NGL US$198 million (2019: US$263 million; 2018: US$294 million) and other US$85 million (2019: US$58 million; 2018: US$137 million).

(2)
Total Copper revenue includes: copper US$10,044 million (2019: US$10,215 million; 2018: US$12,059 million) and other US$622 million (2019: US$623 million; 2018: US$722 million). Other consists of silver, zinc, molybdenum, uranium and gold.

(3)	Total Coal revenue includes: metallurgical coal US$5,311 million (2019: US$7,568 million; 2018: US$7,331 million) and energy coal US$931 million (2019: US$1,553 million; 2018: US$1,558 million).

(4)	Group and unallocated items revenue includes: Nickel West US$1,189 million (2019: US$1,193 million; 2018: US$1,297 million) and other revenue US$30 million (2019: US$32 million; 2018: US$32 million).
Revenue consists of revenue from contracts with customers of US$43,087 million (2019: US$44,361 million; 2018: US$42,748 million) and other revenue of US$(156) million (2019: US$(73) million; 2018: US$381 million).

Recognition and measurement
The Group generates revenue from the production and sale of commodities. Revenue is recognised when or as control of the promised goods or services passes to the customer. In most instances, control passes when the goods are delivered to a destination specified by the customer, typically on board the customer’s appointed vessel. Revenue from the provision of services is recognised over time, but does not represent a significant proportion of total revenue and is aggregated with the respective asset and product revenue for disclosure purposes. The amount of revenue recognised reflects the consideration to which the Group expects to be entitled in exchange for the goods or services.
Where the Group’s sales are provisionally priced, the final price depends on future index prices. The amount of revenue initially recognised is based on the relevant forward market price. Adjustments between the provisional and final price are accounted for under IFRS 9/AASB 9 ‘Financial Instruments’ (IFRS 9) and separately recorded as other revenue. The period between provisional pricing and final invoicing is typically between 60 and 120 days.
Revenue from concentrate is net of treatment costs and refining charges.
Revenue from the sale of significant
by-products
is included within revenue. Where a
by-product
is not significant, revenue is credited against costs.
The Group applies the practical expedient to not adjust the expected consideration for the effects of the time value of money if the period between the delivery and when the customer pays for the promised good or service is one year or less.
For commodity sales contracts, each individual metric unit is a separate performance obligation. Where the Group has contracts with unfulfilled performance obligations at period end, it is required to disclose the transaction price allocated to these performance obligations. The Group applies the practical expedient to not disclose this information for contracts with an expected duration of one year or less. The Group has a number of long-term contracts which are primarily priced on variable terms, based on quoted index prices near the time of delivery, and at times include fixed pricing components. Fixed pricing components, such as premiums and other charges, do not represent a significant proportion of the total price. Any estimate of the future transaction price would exclude estimated amounts of variable consideration. The amount of future consideration from fixed pricing components has not been disclosed, as the Group does not consider this relevant or useful information.